Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies

Note 12. Commitments and contingencies

In connection with the renovation of single-family properties after they are purchased, the Company enters into contracts for the necessary improvements. As of June 30, 2013 and December 31, 2012, the Company had aggregate outstanding commitments of $9,382,000 and $1,694,000, respectively, in connection with these contracts.

As of June 30, 2013 and December 31, 2012, we had commitments to acquire 1,152 and 462 single-family properties, respectively, with an aggregate purchase price of $167,318,000 and $70,082,000, respectively.

We are involved in various legal proceedings that are incidental to our business. We believe these matters will not have a materially adverse effect on our financial position.

Note 12. Commitments and contingencies

In connection with the renovation of single-family properties after they are purchased, the Company enters into contracts for the necessary improvements. As of December 31, 2012, the Company had aggregate outstanding commitments of $1,694,000 in connection with these contracts.

Through December 31, 2012, approximately 57% of our single-family properties have been purchased at trustee’s sales. Properties purchased at foreclosure’s sales have the risk of unknown liens that cannot be estimated. We perform title work and other research to provide a basis for accruing for unpaid liens. Additionally, most liens are identified and cleared in a few months following acquisition. However, there remains a risk for contingent liabilities for unknown liens on recently acquired properties.

As of December 31, 2012, we had commitments to acquire 462 single-family properties with an aggregate purchase price of $70,082,000. Escrow deposits of $2,162,000 on the accompanying consolidated balance sheet relate to these properties. Under the 2,770 Property Contribution, the Sponsor agreed to assign escrows of 224 single-family properties with an aggregate purchase price of $33,519,000, which the Company has agreed to reimburse the Sponsor for certain acquisition related costs (see Note 9). It is likely that some of these properties will fall out of escrow for various reasons and will not be acquired.

We are involved in various legal proceedings that are incidental to our business. We believe these matters will not have a materially adverse effect on our financial position.